Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current					$ 2,325,087	$ 726,410
Deferred					(903,665)	(329,186)
State
Current
Deferred
Change in valuation allowance					903,665	329,186
Income tax provision	$ 136,342	$ 680,171	$ 482,369	$ 1,866,506	$ 2,325,087	$ 726,410